Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 22,711		$ 5,717		$ 62,906
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	723	[1]	(509)	[2]	1,806	[3]
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	16		71		(395)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(4,079)		7,611		7,099
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(4,063)		7,682		6,704
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(30)		(178)		(533)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	26,804		(1,787)		56,735
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 723		$ (509)		$ 1,806

[1]	The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.
[2]	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.
[3]	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.